Average Annual Total Returns - Retail - Vanguard Ultra-Short-Term Bond Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Ultra-Short Obligations Funds Average (reflects no deduction for taxes) 1 Year	Ultra-Short Obligations Funds Average (reflects no deduction for taxes) 5 Years	Ultra-Short Obligations Funds Average (reflects no deduction for taxes) Since Inception	Ultra-Short Obligations Funds Average (reflects no deduction for taxes) Inception Date
Total	1.95%	1.95%	1.70%	Feb. 24, 2015	1.31%	1.22%	1.04%	Feb. 24, 2015	1.15%	1.17%	1.01%	Feb. 24, 2015	2.10%	2.05%	1.80%	Feb. 24, 2015	1.77%	1.64%	1.44%	Feb. 24, 2015	7.51%	4.44%	3.67%	Feb. 24, 2015	1.43%	1.67%	1.42%	Feb. 24, 2015